UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/2000
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             08/11/2000
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 106
                                        -------------------

Form 13F Information Table Value Total: $    134,937
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Abbott Laboratories            COMMON STOCK         2824100       715,228       16,050      SOLE          N/A        SOLE
Agilent Technologies Inc       COMMON STOCK                       860,220       11,664      SOLE          N/A        SOLE
Alcoa Inc.                     COMMON STOCK                       240,410        8,290      SOLE          N/A        SOLE
Alliance Capital Mgmt LP       COMMON STOCK                     1,196,137       25,215      SOLE          N/A        SOLE
America OnLine Inc             COMMON STOCK       02364J104     3,856,289       73,105      SOLE          N/A        SOLE
American Express Company       COMMON STOCK                       390,938        7,500      SOLE          N/A        SOLE
American Intl Group Inc.       COMMON STOCK                       531,218        4,521      SOLE          N/A        SOLE
AmeriGas Partners LP           COMMON STOCK        30975106       288,745       16,985      SOLE          N/A        SOLE
Amgen, Inc.                    COMMON STOCK        31162100       305,588        4,350      SOLE          N/A        SOLE
Anadarko Petroleum             COMMON STOCK        32511107       976,634       19,805      SOLE          N/A        SOLE
AON Corporation                COMMON STOCK        37389103       392,723       12,643      SOLE          N/A        SOLE
Apartment Invt & Mgmt A        COMMON STOCK                       586,297       13,556      SOLE          N/A        SOLE
AT&T Corporation               COMMON STOCK         1957109       239,718        7,580      SOLE          N/A        SOLE
At&T Lib Media Grp Cl A        COMMON STOCK                       384,217       15,844      SOLE          N/A        SOLE
Banc One Corp                  COMMON STOCK        0643A103       154,275        5,808      SOLE          N/A        SOLE
Bell Atlantic Corporation      COMMON STOCK        77853109       393,390        7,742      SOLE          N/A        SOLE
BellSouth Corporation          COMMON STOCK        79860102       259,982        6,100      SOLE          N/A        SOLE
Ben Ezra Weinstein New         COMMON STOCK                           500       50,000      SOLE          N/A        SOLE
BP Amoco PLC ADR               COMMON STOCK                     2,467,652       43,627      SOLE          N/A        SOLE
Bristol-Myers Squibb           COMMON STOCK       110122108     5,312,410       91,200      SOLE          N/A        SOLE
Broadcom Corp Cl A             COMMON STOCK                       203,612          930      SOLE          N/A        SOLE
Cardinal Health                COMMON STOCK       14149Y108     1,400,228       18,922      SOLE          N/A        SOLE
Cisco Systems                  COMMON STOCK       17275R102    10,012,556      157,523      SOLE          N/A        SOLE
Citigroup Inc.                 COMMON STOCK       172967101     3,443,950       57,161      SOLE          N/A        SOLE
Clear Channel Comm Inc         COMMON STOCK                     2,760,840       36,811      SOLE          N/A        SOLE
Coca-Cola Co.                  COMMON STOCK       191216100       729,456       12,700      SOLE          N/A        SOLE
Colgate Palmolive              COMMON STOCK                       227,525        3,800      SOLE          N/A        SOLE
Concord E F S Inc.             COMMON STOCK                       332,202       12,777      SOLE          N/A        SOLE
Dell Computer Corp             COMMON STOCK                     3,504,491       71,067      SOLE          N/A        SOLE
Duke Energy                    COMMON STOCK                       433,975        7,698      SOLE          N/A        SOLE
E. I. Du Pont De Nemours       COMMON STOCK       263534109       324,450        7,416      SOLE          N/A        SOLE
Edison International           COMMON STOCK       281020107       120,417        5,874      SOLE          N/A        SOLE
Elan Corp Plc Spon Adr         COMMON STOCK                       998,539       20,615      SOLE          N/A        SOLE
EMC Corp Mass                  COMMON STOCK                     4,300,037       55,890      SOLE          N/A        SOLE
Emerson Electric Company       COMMON STOCK       291011104       980,188       16,235      SOLE          N/A        SOLE
Enron Corporation              COMMON STOCK       293561106     2,385,533       36,985      SOLE          N/A        SOLE
EOG Resources                  COMMON STOCK       293562104       247,230        7,380      SOLE          N/A        SOLE
Exxon Mobil Corporation        COMMON STOCK                     3,238,361       41,253      SOLE          N/A        SOLE
Federal Natl Mtg Assoc         COMMON STOCK       313586109       539,097       10,330      SOLE          N/A        SOLE
First Security Corp            COMMON STOCK                       155,752       11,484      SOLE          N/A        SOLE
Genentech Inc New              COMMON STOCK                       190,060        1,105      SOLE          N/A        SOLE
General Electric               COMMON STOCK       369604103     7,990,154      150,758      SOLE          N/A        SOLE
GTE Corporation                COMMON STOCK       362320103       232,753        3,739      SOLE          N/A        SOLE
Healthcare Realty Trust        COMMON STOCK       421946104       536,044       31,417      SOLE          N/A        SOLE
Hewlett Packard Company        COMMON STOCK     4.28236E+11     3,659,462       29,305      SOLE          N/A        SOLE
Home Depot                     COMMON STOCK                     2,997,774       60,031      SOLE          N/A        SOLE
Honeywell                      COMMON STOCK                       294,799        8,751      SOLE          N/A        SOLE
Household International        COMMON STOCK       441815107     1,128,630       27,155      SOLE          N/A        SOLE
IBM                            COMMON STOCK       459200101       874,637        7,983      SOLE          N/A        SOLE
Imaginon Inc                   COMMON STOCK                        10,625       10,000      SOLE          N/A        SOLE
Intel Corporation              COMMON STOCK       458140100     7,523,605       56,278      SOLE          N/A        SOLE
JDS Uniphase Corporation       COMMON STOCK                       884,078        7,375      SOLE          N/A        SOLE
Johnson & Johnson              COMMON STOCK       478160104       687,656        6,750      SOLE          N/A        SOLE
JP Morgan                      COMMON STOCK                       306,368        2,782      SOLE          N/A        SOLE
Lincoln National Corp          COMMON STOCK                     1,878,500       52,000      SOLE          N/A        SOLE
Lucent Technologies            COMMON STOCK                     1,268,187       21,404      SOLE          N/A        SOLE
Mail-Well Inc (Colorado)       COMMON STOCK       560321200        86,250       10,000      SOLE          N/A        SOLE
MBNA Corporation               COMMON STOCK     55262400000     1,205,978       44,460      SOLE          N/A        SOLE
McDonald's                     COMMON STOCK                       424,894       12,900      SOLE          N/A        SOLE
Medtronic Inc.                 COMMON STOCK       585055106     1,510,166       30,317      SOLE          N/A        SOLE
Merck & Co.                    COMMON STOCK                       787,015       10,271      SOLE          N/A        SOLE
Microsoft Corporation          COMMON STOCK                     5,224,560       65,307      SOLE          N/A        SOLE
Minnesota Mining and Mfg.      COMMON STOCK       604059105       761,640        9,232      SOLE          N/A        SOLE
Molex Incorporated Cl A        COMMON STOCK                       214,375        6,125      SOLE          N/A        SOLE
Morgan Stnly Dean Witter       COMMON STOCK                       318,681        3,828      SOLE          N/A        SOLE
Nokia Corp                     COMMON STOCK                     2,272,206       45,501      SOLE          N/A        SOLE
Nortel Networks Corporation    COMMON STOCK       656568102       341,250        5,000      SOLE          N/A        SOLE
Omnicom Group Inc              COMMON STOCK                       205,289        2,305      SOLE          N/A        SOLE
Pacer Energy                   COMMON STOCK                             0       35,000      SOLE          N/A        SOLE
Pall Corp.                     COMMON STOCK       696429307       355,718       19,228      SOLE          N/A        SOLE
Pepsico Inc.                   COMMON STOCK       997134101     1,104,272       24,850      SOLE          N/A        SOLE
Petro Geo Svcs A/S Adr         COMMON STOCK                       212,428       12,450      SOLE          N/A        SOLE
Pfizer Incorporated            COMMON STOCK       717081103       792,328       16,507      SOLE          N/A        SOLE
Pharmacia Corp                 COMMON STOCK                     1,664,338       32,200      SOLE          N/A        SOLE
Philip Morris Companies        COMMON STOCK       718154107     1,405,820       52,925      SOLE          N/A        SOLE
Pitt Desmoines Inc             COMMON STOCK                       342,000       18,000      SOLE          N/A        SOLE
Procter & Gamble               COMMON STOCK       742718109       261,919        4,575      SOLE          N/A        SOLE
Qualcomm Inc                   COMMON STOCK                       281,760        4,696      SOLE          N/A        SOLE
Qwest Communications           COMMON STOCK                     4,807,266       96,750      SOLE          N/A        SOLE
Royal Dutch Petroleum Co       COMMON STOCK                       387,351        6,292      SOLE          N/A        SOLE
Sabine Royalty Trust           COMMON STOCK       785688102     1,145,497       71,315      SOLE          N/A        SOLE
Safeway Inc New                COMMON STOCK       786514208       463,208       10,265      SOLE          N/A        SOLE
San Juan Basin Royal Tr        COMMON STOCK                       113,100       11,310      SOLE          N/A        SOLE
SBC Communications Inc.        COMMON STOCK       78387G103       417,665        9,657      SOLE          N/A        SOLE
Schering Plough                COMMON STOCK                       231,038        4,575      SOLE          N/A        SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001       249,695        3,346      SOLE          N/A        SOLE
Siebel Systems Inc             COMMON STOCK                     5,185,259       31,702      SOLE          N/A        SOLE
Smithkline Beecham Eq ADR      COMMON STOCK                       208,600        3,200      SOLE          N/A        SOLE
Southern Company               COMMON STOCK                       522,200       22,400      SOLE          N/A        SOLE
Sprint                         COMMON STOCK                       221,930        4,352      SOLE          N/A        SOLE
Sprint PCS Group               COMMON STOCK                       340,340        5,720      SOLE          N/A        SOLE
Staples Inc.                   COMMON STOCK       855030102       425,411       27,669      SOLE          N/A        SOLE
Sun Microsystems               COMMON STOCK                       401,489        4,415      SOLE          N/A        SOLE
Target Corp                    COMMON STOCK                       346,260        5,970      SOLE          N/A        SOLE
The Charles Schwab Corp        COMMON STOCK                     1,757,545       52,269      SOLE          N/A        SOLE
Transocean Offshore            COMMON STOCK                       509,687        9,538      SOLE          N/A        SOLE
Triton Energy Limited          COMMON STOCK                       393,125       10,000      SOLE          N/A        SOLE
Tyco International LTD         COMMON STOCK                       640,984       13,530      SOLE          N/A        SOLE
U S Bancorp Del                COMMON STOCK                       801,674       41,645      SOLE          N/A        SOLE
U S West                       COMMON STOCK       912889102       272,599        3,179      SOLE          N/A        SOLE
Vodafone Airtouch ADR          COMMON STOCK                     1,494,444       36,065      SOLE          N/A        SOLE
Wal Mart Stores Inc.           COMMON STOCK                     4,989,230       86,581      SOLE          N/A        SOLE
Walt Disney                    COMMON STOCK       254687106       574,541       14,803      SOLE          N/A        SOLE
Wells Fargo                    COMMON STOCK                       592,681       15,295      SOLE          N/A        SOLE
WorldCom Inc                   COMMON STOCK       98157D106     1,052,189       22,936      SOLE          N/A        SOLE
Yahoo! Inc                     COMMON STOCK       984332106       265,093        2,140      SOLE          N/A        SOLE